FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses)	$ 583	$ 82	$ (158)
Portfolio investment horizon	10 years
Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Hedge ineffectiveness recorded in earnings	$ 0	0
Forward starting interest rate swap
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses)	$ (31)	$ (45)